Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Notes To Consolidated Financial Statements
Accrued Liabilities

15. Accrued Liabilities

Accrued liabilities are comprised of the following:
	December 31,
	2012	2013
Interest on long-term debt	$1,720	$1,536
Vessels’ operating and voyage expenses	1,929	1,055
Commissions	65	92
Interest on derivatives and other finance expenses	2,439	1,006
General and administrative expenses	211	176
Total	$6,364	$3,865